Information on remuneration - Remuneration of the Supervisory Board (Detail) - Supervisory board [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,546,602	€ 1,325,891	€ 1,314,587
F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	206,345	177,346
P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	177,269	142,440	119,102
N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	47,836	120,269	125,269
D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	152,269	138,639	154,269
A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	126,269	116,269	116,269
M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	151,769	131,769	133,769
P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	156,769	136,769
I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	131,269	116,269
S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	140,269	79,081
H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	121,269
S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	135,269
J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation		69,505	201,345
C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation		57,397	171,269
O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation		40,137	116,269
H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			89,513
J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			87,513
Membership [Member]
Information on remuneration [Line Items]
Key management personnel compensation	1,105,616	1,044,644	1,013,333
Membership [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	155,000	141,301
Membership [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	115,000	109,863	100,000
Membership [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,616	100,000	100,000
Membership [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000	100,000
Membership [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000
Membership [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	100,000
Membership [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000	65,753
Membership [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000
Membership [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	100,000
Membership [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation		53,507	155,000
Membership [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation		39,699	115,000
Membership [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation		34,521	100,000
Membership [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			66,667
Membership [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			76,667
Committees [Member]
Information on remuneration [Line Items]
Key management personnel compensation	248,411	242,652	236,000
Committees [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	27,808
Committees [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	27,808	9,333
Committees [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	6,411	18,000	18,000
Committees [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	35,000	36,370	42,000
Committees [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000	14,000
Committees [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	27,000	27,000	24,000
Committees [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	32,000	32,000
Committees [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000	14,000
Committees [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000	11,836
Committees [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	14,000
Committees [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	18,000
Committees [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation		12,082	35,000
Committees [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation		16,915	49,000
Committees [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation		4,833	14,000
Committees [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			21,333
Committees [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			9,333
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	192,574	38,595	65,254
Other compensation [Member] | F. Sijbesma [Member]
Information on remuneration [Line Items]
Key management personnel compensation	16,345	8,237
Other compensation [Member] | P.A.M. Stoffels [Member]
Information on remuneration [Line Items]
Key management personnel compensation	27,269	4,769	9,769
Other compensation [Member] | N. Dhawan [Member]
Information on remuneration [Line Items]
Key management personnel compensation	5,808	2,269	7,269
Other compensation [Member] | D.E.I. Pyott [Member]
Information on remuneration [Line Items]
Key management personnel compensation	17,269	2,269	12,269
Other compensation [Member] | A.M. Harrison [Member]
Information on remuneration [Line Items]
Key management personnel compensation	12,269	2,269	2,269
Other compensation [Member] | M.E. Doherty [member]
Information on remuneration [Line Items]
Key management personnel compensation	24,769	4,769	9,769
Other compensation [Member] | P. Löscher [Member]
Information on remuneration [Line Items]
Key management personnel compensation	24,769	4,769
Other compensation [Member] | I. Nooyi [Member]
Information on remuneration [Line Items]
Key management personnel compensation	17,269	2,269
Other compensation [Member] | S.K. Chua [Member]
Information on remuneration [Line Items]
Key management personnel compensation	22,269	1,492
Other compensation [Member] | H. Verhagen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	7,269
Other compensation [Member] | S. Poonen [Member]
Information on remuneration [Line Items]
Key management personnel compensation	€ 17,269
Other compensation [Member] | J. van der Veer [Member]
Information on remuneration [Line Items]
Key management personnel compensation		3,916	11,345
Other compensation [Member] | C.A. Poon [Member]
Information on remuneration [Line Items]
Key management personnel compensation		783	7,269
Other compensation [Member] | O. Gadiesh [Member]
Information on remuneration [Line Items]
Key management personnel compensation		€ 783	2,269
Other compensation [Member] | H.N.F.M. von Prondzynski [Member]
Information on remuneration [Line Items]
Key management personnel compensation			1,513
Other compensation [Member] | J.P. Tai [Member]
Information on remuneration [Line Items]
Key management personnel compensation			€ 1,513